File Nos. 333-138322

811-21974

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.

Post-Effective Amendment No. 12

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

Horace Mann Life Insurance Company

(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715

(Address of Depositor’s Principal Executive Offices)

(217) 789-2500

(Depositor’s Telephone Number)

Ann M. Caparros

One Horace Mann Plaza

Springfield, Illinois 62715

(Name and Address of Agent for Service)

Copies of Communications to:

Stephen E. Roth

Sutherland, Asbill and Brennan, LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004-1415

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On August 31, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On May 1, 2012 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated August 31, 2012

to the Prospectus dated May 1, 2012

for

Qualified Variable Deferred Group Annuity Contract

Issued by

Horace Mann Life Insurance Company

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

This supplement updates certain information contained in the above listed prospectus. You should read this supplement carefully and keep it with your prospectus for future reference. You may obtain an additional copy of the prospectus by writing to 1 Horace Mann Plaza, Springfield, IL 62715 or view the prospectus by going to our Website at horacemann.com and clicking on “Financial Services,” “Annuities.” All capitalized terms used in this supplement have the same meaning as provided in the prospectus.

This supplement provides You with information about a Contract discontinuance provision that may apply to certain Contracts and Certificates issued after August 31, 2012. This provision will apply to Your Certificate only if a Contract discontinuance endorsement is attached to Your Certificate.

The following sentence is added at the end of the “Summary—May I withdraw all or part of my Participant Account Value before the Annuity Date?” section of the prospectus:

For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”

The following is added as a new paragraph at the end of the “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period” section of the prospectus:

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”

The following is added as a new paragraph at the end of the “The Contract—Transactions—Payments We Make” section of the prospectus:

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”

The following is added as a new subsection at the end of the “The Contract—Transactions” section of the prospectus:

Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value, plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value will be paid annually thereafter.

If you have any questions regarding this Supplement, please contact your registered representative or our Home Office at 800-999-1030.

Supplement dated August 31, 2012

to the Prospectus dated July 15, 2012

for

Qualified Variable Deferred Group Annuity Contract II

Issued by

Horace Mann Life Insurance Company

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

This supplement updates certain information contained in the above listed prospectus. You should read this supplement carefully and keep it with your prospectus for future reference. You may obtain an additional copy of the prospectus by writing to 1 Horace Mann Plaza, Springfield, IL 62715 or view the prospectus by going to our Website at horacemann.com and clicking on “Financial Services,” “Annuities.” All capitalized terms used in this supplement have the same meaning as provided in the prospectus.

This supplement provides You with information about a Contract discontinuance provision that may apply to certain Contracts and Certificates issued after August 31, 2012. This provision will apply to Your Certificate only if a Contract discontinuance endorsement is attached to Your Certificate. In addition, the supplement describes an additional Subaccount that will be offered in the Contract.

The following sentence is added at the end of the “Summary—May I withdraw all or part of my Participant Account Value before the Annuity Date?” section of the prospectus:

For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”

The following is added as a new paragraph at the end of the “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period” section of the prospectus:

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”

The following is added as a new paragraph at the end of the “The Contract—Transactions—Payments We Make” section of the prospectus:

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”

The following is added as a new subsection at the end of the “The Contract—Transactions” section of the prospectus:

Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value will be paid annually thereafter.

The lists of Underlying Funds on pages 1 and 7 of the prospectus are modified to change the “Bond Fund” heading to “Bond Funds” and to add the following under that heading:

High Yield

Vanguard High-Yield Corporate Fund Investor Shares

The following is added to the table under “The Underlying Funds” on page 11:

Name	Objective	Investment Type	Adviser
Vanguard High-Yield Corporate Fund Investor Shares	High current income/Capital growth	High Yield Bond (commonly known as “junk bonds”)	The Vanguard High-Yield Corporate Fund Investor Shares are advised by The Vanguard Group, Inc.

If you have any questions regarding this Supplement, please contact your registered representative or our Home Office at 800-999-1030.

This registration statement incorporates herein by reference: (i) the prospectus for Qualified Variable Deferred Group Annuity Contract (“Group Annuity Contract”), dated May 1, 2012, included in Post-Effective Amendment No. 8 to the registration statement on Form N-4 (File Nos. 333-138322 and 811-21974) filed on April 30, 2012, pursuant to paragraph (b) of Rule 485; and (ii) the prospectus for Qualified Variable Deferred Group Annuity Contract II (“Group Annuity Contract II”), and the statement of additional information for Group Annuity Contract I and Group Annuity Contract II, each dated July 15, 2012, included in Post-Effective Amendment No. 11 to the registration statement on Form N-4 (File Nos. 333-138322 and 811-21974) filed on July 13, 2012, pursuant to paragraph (b) of Rule 485.

PART C: OTHER INFORMATION

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B of Post-Effective Amendment 9 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated May 2, 2012 (File Nos. 333-138322 and 811-21974).

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

-Report of Independent Registered Public Accounting Firm, dated April 30, 2012

-Statements of Net Assets — December 31, 2011

-Statements of Operations — For the Year Ended December 31, 2011

-Statements of Changes in Net Assets For the Year Ended December 31, 2011

-Statements of Changes in Net Assets For the Year Ended December 31, 2010

-Notes to Financial Statements — December 31, 2011

Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated April 30, 2012

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2011 and 2010

-Statutory Statements of Operations — For the Years Ended December 31, 2011, 2010 and 2009

-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2011, 2010 and 2009

-Statutory Statements of Cash Flow — For the Years Ended December 31, 2011, 2010 and 2009

-Notes to Statutory Financial Statements — December 31, 2011, 2010 and 2009

(b) Exhibits

(1)	Resolution of Board of Directors - Horace Mann Life Insurance Company Consent of Directors (3)

(2)	Agreements for Custody Not Applicable

(3)	Underwriting Agreement - DISTRIBUTION AGREEMENT (4)

(4)	(a) Form of Group Variable Annuity Contract - GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT (3)

(b) Form of Certificate - GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE (3)

(c) Form of Contract Discontinuance Endorsement (1)

(5)	Form of Application/Enrollment Form - [XYZ SCHOOL] [403(b)] GROUP ANNUITY ENROLLMENT FORM (3)

(6)	Certificate of Incorporation and Bylaws - AMENDED ARTICLES OF INCORPORATION and RESTATED BY LAWS (2)

(7)	Contract of Reinsurance Not Applicable

(8)	Other Contracts Not Applicable

(9)	Opinion and Consent of Counsel (1)

(10)	Independent Registered Public Accounting Firm Consent (1)

(11)	Not Applicable

(12)	Agreement regarding initial capital Not Applicable

(1)	Filed herewith.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated January 31, 2006 (File Nos. 333-129284 and 811-1343).

(3)	Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).

(4)	Incorporated by reference to Pre-Effective Amendment No 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).

Item 25. Directors and Officers of the Depositor

The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor

Peter H. Heckman	Director, President & Chief Executive Officer

Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Dwayne D. Hallman	Director, Executive Vice President, &Chief Financial Officer

Paul D. Andrews	Director & Senior Vice President

Angela S. Christian	Vice President & Treasurer

Matthew P. Sharpe	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Certificate Owners

As of July 27, 2012, the number of Certificate Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account was 6,141, of which all were qualified Certificate Owners.

Item 28. Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter

Joseph D. Terry	Director, President & Chief Executive Officer

Norman R. Sherman	Chief Compliance Officer

Kimberly A. Johnson	Chief Financial Operations Officer

Matthew P. Sharpe	Director & Chairman

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Ann M. Caparros	Director

Elizabeth E. Arthur	Secretary

(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2011:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commission	Compensation

Horace Mann Investors, Inc.	$6,738,537	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the group contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the group contract may be accepted.

(d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the group contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 29th day of August, 2012.

BY: HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP

ANNUITY SEPARATE ACCOUNT

(Registrant)

By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ PETER H. HECKMAN
	Ann M. Caparros		Peter H. Heckman,
	Corporate Secretary of the Depositor		President and Chief Executive Officer of the
Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Peter H. Heckman Peter H. Heckman	Director, President and Chief Executive Officer	August 29, 2012

/s/ Dwayne D. Hallman Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	August 29, 2012

SIGNATURE	TITLE	DATE

/s/ Ann M. Caparros Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	August 29, 2012

/s/ Matthew P. Sharpe Matthew P. Sharpe	Director and Executive Vice President	August 29, 2012

Exhibit Index

(4)(c) Form of Contract Discontinuance Endorsement

(9)   Opinion and Consent of Counsel

(10)   Independent Registered Public Accounting Firm Consent